UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2013 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Capital Goods--3.5%
Caterpillar	94,400	8,209,968
General Electric	194,800	4,503,776
United Technologies	89,000	8,315,270
		21,029,014
Consumer Services--3.3%
McDonald's	195,900	19,529,271
Diversified Financials--4.5%
BlackRock	31,000	7,963,280
Franklin Resources	41,000	6,183,210
JPMorgan Chase & Co.	267,300	12,686,058
		26,832,548
Energy--19.0%
Chevron	210,900	25,059,138
ConocoPhillips	165,100	9,922,510
Exxon Mobil	328,364	29,588,880
Imperial Oil	100,000	4,086,000
Occidental Petroleum	163,100	12,782,147
Phillips 66	92,550	6,475,723
Royal Dutch Shell, Cl. A, ADR	197,500	12,869,100
Statoil, ADR	145,000	3,569,900
Total, ADR	199,400a	9,567,212
		113,920,610
Food & Staples Retailing--1.7%
Walgreen	134,300	6,403,424
Whole Foods Market	45,100	3,912,425
		10,315,849
Food, Beverage & Tobacco--24.7%
Altria Group	476,100	16,373,079
Coca-Cola	921,200	37,253,328
Diageo, ADR	25,000	3,146,000
Kraft Foods Group	56,666	2,919,999
Mondelez International, Cl. A	170,000	5,203,700
Nestle, ADR	317,400	23,001,978
PepsiCo	142,900	11,304,819
Philip Morris International	456,100	42,285,031
SABMiller	120,000	6,316,077
		147,804,011
Health Care Equipment & Services--1.4%
Intuitive Surgical	12,000b	5,894,280
Medtronic	47,200	2,216,512
		8,110,792
Household & Personal Products--6.5%
Christian Dior	66,100	10,964,134
Estee Lauder, Cl. A	133,400	8,541,602
Procter & Gamble	255,000	19,650,300
		39,156,036
Materials--4.0%
Air Products & Chemicals	20,000	1,742,400
Freeport-McMoRan Copper & Gold	200,000	6,620,000
Praxair	95,200	10,618,608
Rio Tinto, ADR	100,000a	4,708,000
		23,689,008
Media--4.3%
McGraw-Hill	107,100	5,577,768
News Corp., Cl. A	283,136	8,641,311
Time Warner Cable	50,000	4,803,000
Walt Disney	120,000	6,816,000
		25,838,079
Pharmaceuticals, Biotech & Life Sciences--9.1%
Abbott Laboratories	191,800	6,774,376
AbbVie	191,800	7,821,604
Johnson & Johnson	212,900	17,357,737
Merck & Co.	63,200	2,795,336

Novo Nordisk, ADR	56,300	a	9,092,450
Roche Holding, ADR	185,700		10,882,020
			54,723,523
Retailing--4.3%
Target	189,700		12,984,965
Wal-Mart Stores	171,600		12,840,828
			25,825,793
Semiconductors & Semiconductor Equipment--3.6%
Intel	592,900		12,954,865
Texas Instruments	213,300		7,567,884
Xilinx	20,000		763,400
			21,286,149
Software & Services--3.9%
Automatic Data Processing	100,400		6,528,008
International Business Machines	80,000		17,064,000
			23,592,008
Technology Hardware & Equipment--5.7%
Apple	68,000		30,098,840
QUALCOMM	62,800		4,204,460
			34,303,300
Total Common Stocks
(cost $330,994,657)			595,955,991

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,990,196)	1,990,196	[c]	1,990,196

Investment of Cash Collateral for
Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,477,959)	15,477,959	[c]	15,477,959

Total Investments (cost $348,462,812)	102.4%		613,424,146
Liabilities, Less Cash and Receivables	(2.4%)		(14,505,414)
Net Assets	100.0%		598,918,732

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $15,102,487 and the value of the collateral held by the fund was $15,477,959.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $264,961,334 of which $273,357,156 related to appreciated investment securities and $8,395,822 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	24.7
Energy	19.0
Pharmaceuticals, Biotech & Life Sciences	9.1
Household & Personal Products	6.5
Technology Hardware & Equipment	5.7
Diversified Financials	4.5
Media	4.3
Retailing	4.3
Materials	4.0
Software & Services	3.9
Semiconductors & Semiconductor Equipment	3.6
Capital Goods	3.5
Consumer Services	3.3
Money Market Investments	2.9
Food & Staples Retailing	1.7
Health Care Equipment & Services	1.4
102.4

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	497,753,120	-	-	497,753,120
Equity Securities - Foreign Common Stocks+	98,202,871	-	-	98,202,871
Mutual Funds	17,468,155	-	-	17,468,155

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
March 31, 2013 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Automobiles & Components--1.2%
Delphi Automotive	10,250	455,100
Johnson Controls	13,580	476,251
		931,351
Banks--3.6%
Comerica	12,620	453,689
Fifth Third Bancorp	36,780	599,882
U.S. Bancorp	21,680	735,602
Wells Fargo & Co.	29,450	1,089,355
		2,878,528
Capital Goods--8.6%
Cummins	10,560	1,222,954
Danaher	10,560	656,304
Eaton	22,610	1,384,863
Fluor	9,030	598,960
General Electric	65,070	1,504,418
Honeywell International	10,270	773,844
Precision Castparts	3,570	676,943
		6,818,286
Commercial & Professional Services--.4%
Pitney Bowes	19,190a	285,163
Consumer Durables & Apparel--2.2%
Newell Rubbermaid	26,160	682,776
NIKE, Cl. B	4,870	287,379
PVH	3,790	404,810
Under Armour, Cl. A	7,930a,b	406,016
		1,780,981
Consumer Services--2.1%
Carnival	17,864	612,735
Las Vegas Sands	8,690	489,682
Starbucks	9,790	557,638
		1,660,055
Diversified Financials--10.5%
Ameriprise Financial	10,120	745,338
Bank of America	57,080	695,234
Capital One Financial	7,500	412,125
Citigroup	20,700	915,768

Discover Financial Services	6,960	312,086
Franklin Resources	1,420	214,150
Goldman Sachs Group	3,480	512,082
IntercontinentalExchange	2,190a,b	357,123
Invesco	6,970	201,851
JPMorgan Chase & Co.	38,656	1,834,614
Moody's	23,860	1,272,215
T. Rowe Price Group	6,140	459,702
TD Ameritrade Holding	19,740	407,039
		8,339,327
Energy--8.3%
BP, ADR	17,510	741,549
Chevron	8,450	1,004,029
EOG Resources	5,990	767,139
National Oilwell Varco	3,930	278,048
NRG Energy	23,010	609,535
Occidental Petroleum	10,310	807,995
Phillips 66	7,320	512,180
Schlumberger	14,369	1,076,094
Valero Energy	17,370	790,161
		6,586,730
Food & Staples Retailing--2.9%
CVS Caremark	18,510	1,017,865
Wal-Mart Stores	10,520	787,212
Whole Foods Market	6,140	532,645
		2,337,722
Food, Beverage & Tobacco--7.3%
Coca-Cola Enterprises	26,950	994,994
ConAgra Foods	23,590	844,758
Kraft Foods Group	15,266	786,657
Mondelez International, Cl. A	13,010	398,236
PepsiCo	20,290	1,605,142
Philip Morris International	12,530	1,161,656
		5,791,443
Health Care Equipment & Services--1.8%
Baxter International	6,820	495,405
McKesson	8,670	936,013
		1,431,418
Insurance--2.2%
Arthur J. Gallagher & Co.	5,340	220,595
Berkshire Hathaway, Cl. B	6,050b	630,410
MetLife	18,580	706,412
Travelers	2,640	222,262

		1,779,679
Materials--4.8%
Dow Chemical	6,160	196,134
Eastman Chemical	8,580	599,485
International Paper	13,220	615,788
LyondellBasell Industries, Cl. A	8,420	532,902
Martin Marietta Materials	8,870a	904,917
Monsanto	6,130	647,512
Packaging Corporation of America	7,600	341,012
		3,837,750
Media--6.3%
News Corp., Cl. A	31,350	956,802
Omnicom Group	10,640	626,696
Regal Entertainment Group, Cl. A	32,120a	535,440
Time Warner	15,066	868,103
Viacom, Cl. B	19,910	1,225,859
Walt Disney	13,570	770,776
		4,983,676
Pharmaceuticals, Biotech & Life Sciences--10.3%
Alexion Pharmaceuticals	4,930b	454,250
Allergan	3,880	433,124
Amgen	4,830	495,123
Biogen Idec	2,770b	534,361
Bristol-Myers Squibb	14,420	593,960
Celgene	4,740b	549,413
Eli Lilly & Co.	7,370	418,542
Gilead Sciences	18,160b	888,569
Illumina	4,090a,b	220,860
Johnson & Johnson	3,893	317,396
Merck & Co.	9,700	429,031
Onyx Pharmaceuticals	3,240b	287,906
Perrigo	1,090	129,416
Pfizer	55,370	1,597,978
Sanofi, ADR	11,020	562,902
Vertex Pharmaceuticals	5,590b	307,338
		8,220,169
Retailing--3.8%
Amazon.com	2,420b	644,906
Dollar General	5,290b	267,568
Home Depot	14,590	1,018,090
Macy's	4,630	193,719
Nordstrom	4,730	261,238
priceline.com	420b	288,931

Urban Outfitters	9,380b	363,381
		3,037,833
Semiconductors & Semiconductor Equipment--4.5%
Analog Devices	12,160	565,318
Applied Materials	17,840	240,483
Avago Technologies	5,550	199,356
Broadcom, Cl. A	12,570	435,802
Texas Instruments	46,870	1,662,948
Xilinx	11,760	448,879
		3,552,786
Software & Services--11.0%
Accenture, Cl. A	4,270	324,392
Citrix Systems	4,510b	325,442
Facebook, Cl. A	13,700	350,446
Google, Cl. A	2,240b	1,778,627
International Business Machines	6,800	1,450,440
Intuit	6,910	453,642
LinkedIn, Cl. A	3,190b	561,631
MasterCard, Cl. A	1,360	735,937
Oracle	53,640	1,734,718
Paychex	9,390a	329,307
salesforce.com	2,530b	452,440
Teradata	4,050b	236,966
		8,733,988
Technology Hardware & Equipment--4.7%
Cisco Systems	52,000	1,087,320
EMC	30,540b	729,601
Juniper Networks	27,160b	503,546
QUALCOMM	21,050	1,409,298
		3,729,765
Telecommunication Services--1.0%
Vodafone Group, ADR	7,310	207,677
Windstream	75,740a	602,133
		809,810
Transportation--1.7%
FedEx	5,160	506,712
Union Pacific	5,980	851,612
		1,358,324
Total Common Stocks
(cost $66,103,690)		78,884,784

Preferred Stocks--.2%
Automobiles & Components

General Motors,
Ser. B, Conv., Cum. $2.38
(cost $196,692)	4,520	[a]	194,089

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $181,267)	181,267	[c]	181,267
Investment of Cash Collateral for
Securities Loaned--3.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,840,492)	2,840,492	[c]	2,840,492
Total Investments (cost $69,322,141)	103.2%		82,100,632
Liabilities, Less Cash and Receivables	(3.2%)		(2,563,850)
Net Assets	100.0%		79,536,782

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $3,229,816 and the value of the collateral held by the fund was $3,461,441, consisting of cash collateral of $2,840,492 and U.S. Government and
Agency securities valued at $620,949.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $12,778,491 of which $14,139,877 related to appreciated investment securities and $1,361,386 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.0
Diversified Financials	10.5
Pharmaceuticals, Biotech & Life Sciences	10.3
Capital Goods	8.6
Energy	8.3
Food, Beverage & Tobacco	7.3
Media	6.3
Materials	4.8
Technology Hardware & Equipment	4.7
Semiconductors & Semiconductor Equipment	4.5
Retailing	3.8

Money Market Investments	3.8
Banks	3.6
Food & Staples Retailing	2.9
Consumer Durables & Apparel	2.2
Insurance	2.2
Consumer Services	2.1
Health Care Equipment & Services	1.8
Transportation	1.7
Automobiles & Components	1.4
Telecommunication Services	1.0
Commercial & Professional Services	.4
103.2

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	77,173,300	-	-	77,173,300
Equity Securities - Foreign Common Stocks+	1,711,484	-	-	1,711,484
Mutual Funds	3,021,759	-	-	3,021,759
Preferred Stocks+	194,089	-	-	194,089

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 28, 2013 (Unaudited) †

Common Stocks--98.6%	Shares	Value ($)
Australia--.8%
Newcrest Mining	15,616	325,984
Belgium--1.8%
Anheuser-Busch InBev	7,373	730,098
Brazil--2.3%
CCR	22,859	233,596
International Meal Co. Holdings	24,368	311,602
Vale, ADR	21,832	377,475
		922,673
China--2.2%
Biostime International Holdings	103,409	538,856
Mindray Medical International, ADR	8,535	340,888
		879,744
France--6.2%
Air Liquide	5,552	674,535
L'Oreal	2,663	422,259
Sanofi	7,952	808,023
Total	11,423	546,975
		2,451,792
Germany--7.1%
Bayer	6,473	667,695
Brenntag	2,230	348,170
Fresenius Medical Care & Co.	6,636	447,861
Gerry Weber International	7,749	338,222
LEG Immobilien	9,446	506,131
SAP	6,066	485,983
		2,794,062
Hong Kong--5.5%
AIA Group	153,600	672,769
Belle International Holdings	281,000	466,973
Jardine Matheson Holdings	10,000	651,000
Man Wah Holdings	390,800	373,555

		2,164,297
Indonesia--.7%
PT Matahari Department Store	261,119a	295,581
Italy--.4%
Intesa Sanpaolo	111,340	162,988
Japan--26.4%
Aozora Bank	192,000	540,500
Asahi Group Holdings	15,700	375,092
Don Quijote	18,100	800,834
FANUC	2,700	412,737
INPEX	62	331,949
Japan Airlines	8,968	417,748
Japan Tobacco	25,600	817,209
Lawson	5,100	391,162
LIXIL Group	14,600	290,340
Makita	8,800	389,823
Mitsubishi Estate	14,000	394,263
NGK Spark Plug	25,000	381,633
Nissan Motor	54,100	521,259
Nomura Holdings	84,800	522,484
Sawai Pharmaceutical	900	106,793
Shiseido	33,700	471,481
Softbank	26,500	1,216,126
Sugi Holdings	12,700	452,632
Towa Pharmaceutical	5,700	300,940
Toyota Motor	24,700	1,266,027
		10,401,032
Mexico--.7%
Grupo Financiero Santander Mexico, Cl. B, ADR	16,945a	261,461
Netherlands--1.0%
Wolters Kluwer	18,023	393,557
Norway--1.2%
DNB	32,094	470,633
Philippines--2.3%
Energy Development	3,037,900	480,883
Philippine Long Distance Telephone	5,710	418,071
		898,954
Sweden--1.5%

TeliaSonera	81,870	584,575
Switzerland--12.9%
Actelion	4,787a	259,949
Nestle	18,335	1,325,922
Novartis	15,968	1,134,564
Roche Holding	4,955	1,153,539
Syngenta	1,641	684,542
Zurich Insurance Group	1,865a	519,049
		5,077,565
Thailand--4.0%
Bangkok Bank	119,000	918,354
Bangkok Dusit Medical Services	120,865	674,797
		1,593,151
United Kingdom--21.6%
Aberdeen Asset Management	60,068	391,734
Associated British Foods	13,809	398,871
BHP Billiton	28,783	837,516
British American Tobacco	13,687	733,503
Centrica	73,109	408,463
GlaxoSmithKline	34,128	797,805
Imagination Technologies Group	43,641a	327,044
Ophir Energy	44,163a	310,758
Prudential	38,914	629,715
Rio Tinto	12,506	586,222
Royal Bank of Scotland Group	105,691a	442,433
Royal Dutch Shell, Cl. B	28,910	959,816
SSE	25,979	585,794
Standard Chartered	25,706	665,373
Wolseley	8,989	447,039
		8,522,086

Total Investments (cost $32,743,722)	98.6%	38,930,233
Cash and Receivables (Net)	1.4%	550,183
Net Assets	100.0%	39,480,416

† Since March 28, 2013 represents the last day during the fund's quarterly period on which the New York Stock Exchange was open for trading, the Statement of Investments has been presented through that date to maintain consistency with the fund's net asset value calculations used for shareholder transactions.

ADR - American Depository Receipts

a Non-income producing security.

At March 28, 2013, net unrealized appreciation on investments was $6,186,511 of which $7,099,807 related to appreciated investment securities and $913,296 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Consumer Goods	22.8
Financial	18.0
Health Care	15.3
Basic Materials	11.4
Consumer Services	9.1
Telecommunications	5.6
Oil & Gas	5.4
Industrial	5.2
Utilities	3.7
Technology	2.1
98.6

††	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 28, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
7/17/2013 a	727,805	765,217	751,399	(13,818)

British Pound,
Expiring
4/2/2013 b	36,273	54,909	55,115	206

Euro,
Expiring
6/14/2013 a	1,421,496	1,885,613	1,823,174	(62,439)

Japanese Yen,
Expiring:
4/15/2013 a	32,992,000	351,875	350,515	(1,360)
5/15/2013 c	72,976,949	786,559	775,495	(11,064)
6/14/2013 b	73,315,000	790,202	779,260	(10,942)

Singapore Dollar,
Expiring
9/17/2013 a	830,389	666,497	669,835	3,338

Swedish Krona,
Expiring
5/15/2013 a	4,948,764	741,099	758,623	17,524

Sales:
		Proceeds ($)

Australian Dollar,
Expiring
4/2/2013c	420,647	438,747	437,955	792

British Pound,
Expiring
4/3/2013b	3,876	5,873	5,889	(16)

Euro,
Expiring:
4/3/2013c	14,703	18,772	18,848	(76)
6/14/2013b	585,560	790,202	751,023	39,179

Japanese Yen,
Expiring:
4/1/2013c	935,970	9,933	9,943	(10)
4/2/2013c	1,094,182	11,621	11,624	(3)
4/15/2013a	61,976,000	740,866	658,449	82,417
5/15/2013a	61,976,000	741,099	658,593	82,506
6/14/2013a	164,581,000	1,885,614	1,749,320	136,294
7/17/2013a	66,862,000	765,217	710,877	54,340
9/17/2013a	61,976,000	666,496	659,327	7,169

Swedish Krona,
Expiring
5/15/2013c	4,948,764	786,559	758,623	27,936

Swiss Franc,
Expiring

4/3/2013 b	28,846	30,221	30,386	(165)

Gross Unrealized Appreciation				451,701
Gross Unrealized Depreciation				(99,893)

Counterparties:

a JPMorgan Chase & Co.
b UBS
c Royal Bank Of Scotland

The following is a summary of the inputs used as of March 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	38,930,233	-	-	38,930,233
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	451,701	-	451,701
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(99,893)	-	(99,893)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
March 28, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 28, 2013 (Unaudited) †

Common Stocks--96.9%	Shares	Value ($)
Australia--3.5%
Australia & New Zealand Banking Group	23,231	690,051
Primary Health Care	98,043	506,302
QBE Insurance Group	84,550	1,189,270
		2,385,623
Belgium--1.0%
Delhaize Group	11,920	650,228
Brazil--1.7%
Banco Santander Brasil, ADS	80,050	581,163
Petroleo Brasileiro, ADR	33,970	562,883
		1,144,046
China--2.1%
Beijing Capital International Airport, Cl. H	164,000	119,368
China Railway Group, Cl. H	384,000	195,400
Foxconn International Holdings	851,000a	317,924
Guangzhou Automobile Group, Cl. H	492,272	416,645
PetroChina, ADR	2,940	387,551
		1,436,888
France--11.5%
Alstom	14,280	581,180
BNP Paribas	9,530	489,131
Carrefour	41,687	1,141,140
Cie de St-Gobain	18,460	684,335
Danone	13,980	972,715
EDF	17,310	331,946
GDF Suez	37,388	719,848
Sanofi	11,317	1,149,949
Societe Generale	7,872a	258,626
Total	32,090	1,536,587

		7,865,457
Germany--8.8%
Aixtron	42,790	620,360
Allianz	2,310	313,727
Celesio	48,630	913,231
Daimler	17,584	956,715
Deutsche Bank	22,860	891,256
Deutsche Telekom	35,040	370,379
E.ON	22,320	389,682
Muenchener Rueckversicherungs	2,700	504,961
Siemens	9,680	1,042,673
		6,002,984
Hong Kong--2.4%
Esprit Holdings	677,985	815,760
Hang Seng Bank	39,300	630,315
Pacific Basin Shipping	340,000	201,918
		1,647,993
India--.8%
Reliance Industries, GDR	19,070b	543,114
Israel--1.6%
Teva Pharmaceutical Industries, ADR	28,200	1,118,976
Italy--2.2%
Eni	14,065	316,053
Finmeccanica	70,346a	338,150
Saras	681,150a	827,295
		1,481,498
Japan--24.1%
East Japan Railway	4,200	344,888
Fujitsu	139,000	577,352
INPEX	141	754,916
Kao	28,000	904,233
LIXIL Group	6,000	119,318
Matsumotokiyoshi Holdings	9,400	268,914
Mitsubishi UFJ Financial Group	259,100	1,552,371
Nippon Express	94,000	449,355

Nippon Shokubai	62,000	544,686
Nippon Telegraph & Telephone	8,600	374,568
Nomura Holdings	50,200	309,300
Nomura Real Estate Holdings	20,300	452,860
Nomura Research Institute	23,600	608,709
Omron	28,800	725,086
Ricoh	66,700	721,311
Shimachu	15,400	369,724
Shimamura	3,300	384,915
Shin-Etsu Chemical	5,560	366,788
Sumitomo Electric Industries	44,000	537,058
Sumitomo Mitsui Financial Group	21,500	877,038
Sumitomo Mitsui Trust Holdings	70,240	332,042
Taiyo Nippon Sanso	96,000	664,917
Tokyo Electron	13,000	551,017
Toyota Motor	37,800	1,937,483
Yamada Denki	5,100	232,963
Yamaha Motor	46,000	618,643
Yamato Holdings	48,000	867,860
		16,448,315
Netherlands--2.5%
Aegon	50,448	303,353
Koninklijke Philips Electronics	34,164	1,010,967
Royal Dutch Shell, Cl. A	11,513	371,754
		1,686,074
Norway--1.3%
Norsk Hydro	85,226	368,292
Orkla	65,830	526,347
		894,639
Russia--.5%
Gazprom, ADR	41,960	358,758
Singapore--2.2%
DBS Group Holdings	59,282	764,713
Oversea-Chinese Banking	84,000	721,248
		1,485,961

South Africa--.8%
Murray & Roberts Holdings	95,017a	242,727
Standard Bank Group	22,426	288,736
		531,463
South Korea--2.2%
KB Financial Group	3,090	102,759
KB Financial Group, ADR	14,159	467,813
Korea Electric Power	12,550a	343,473
Korea Electric Power, ADR	14,380	195,424
Samsung Fire & Marine Insurance	2,073a	405,247
		1,514,716
Sweden--2.8%
Ericsson, Cl. B	90,400	1,126,437
Svenska Cellulosa, Cl. B	29,690	765,423
		1,891,860
Switzerland--8.6%
Adecco	6,480a	354,956
Clariant	37,690a	524,079
Novartis	31,349	2,227,420
Roche Holding	6,660	1,550,469
UBS	76,264a	1,168,905
		5,825,829
Taiwan--1.0%
Hon Hai Precision Industry	159,300	440,569
United Microelectronics	703,120	261,003
		701,572
United Kingdom--15.3%
Anglo American	45,475	1,169,126
Barclays	79,275	350,705
BP	166,683	1,164,778
Direct Line Insurance Group	124,990	387,051
eSure Group	39,790	181,378
Home Retail Group	199,080	469,470
HSBC Holdings	225,059	2,402,321
Resolution	103,151	427,099

Royal Dutch Shell, Cl. A	33,689	1,089,813
Smith & Nephew	46,412	535,960
Tesco	69,027	400,183
Unilever	15,861	670,947
Vodafone Group	427,139	1,211,070
		10,459,901
Total Common Stocks
(cost $75,213,769)		66,075,895

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,960,000)	1,960,000[c]	1,960,000
Total Investments (cost $77,173,769)	99.8%	68,035,895
Cash and Receivables (Net)	.2%	121,239
Net Assets	100.0%	68,157,134

† Since March 28, 2013 represents the last day during the fund's quarterly period on which the New York Stock Exchange was open for trading, the Statement of Investments has been presented through that date to maintain consistency with the fund's net asset value calculations used for shareholder transactions.

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 28, 2013, this security amounted to $543,114 or .8% of net assets.
c	Investment in affiliated money market mutual fund.

At March 28, 2013, net unrealized depreciation on investments was $9,137,874 of which $4,551,424 related to appreciated investment securities and $13,689,298 related to depreciated investment securities. At March 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Financial	25.0
Health Care	11.7
Energy	11.6
Industrial	11.2
Consumer Discretionary	9.1
Information Technology	8.7
Consumer Staples	8.5
Materials	5.3
Money Market Investment	2.9
Telecommunication Services	2.9
Utilities	2.9
99.8

†† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 28, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)

Sales:

Japanese Yen,
Expiring
4/1/2013 a	6,044,700	64,257	64,213	44

Counterparty:
a Citigroup

The following is a summary of the inputs used as of March 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	66,075,895	-	-	66,075,895
Mutual Funds	1,960,000	-	-	1,960,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	44	-	44

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 28, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2013 (Unaudited)

Negotiable Bank Certificates of Deposit--13.0%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.18%, 4/1/13	5,000,000		5,000,000
Mizuho Corporate Bank (Yankee)
0.25%, 4/16/13	5,000,000		5,000,000
State Street Bank and Trust Co. (Yankee)
0.18%, 4/9/13	5,000,000		5,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.23%, 4/29/13	5,000,000	a	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $20,000,000)			20,000,000
Commercial Paper--13.0%
Barclays U.S. Funding
0.24%, 5/20/13	5,000,000		4,998,367
General Electric Capital Corp.
0.25%, 6/11/13	5,000,000		4,997,535
NRW Bank
0.17%, 4/17/13	5,000,000	a	4,999,622
UBS Finance (Delaware) Inc.
0.22%, 5/7/13	5,000,000		4,998,900
Total Commercial Paper
(cost $19,994,424)			19,994,424
Asset-Backed Commercial Paper--19.4%
Collateralized Commercial Paper Program Co., LLC
0.25%, 5/6/13	5,000,000		4,998,785
FCAR Owner Trust, Ser. II
0.21%, 6/3/13	5,000,000		4,998,162
Gotham Funding Corp.
0.21%, 4/24/13	5,000,000	a	4,999,329
Metlife Short Term Funding LLC
0.19%, 4/1/13	5,000,000	a	5,000,000
Northern Pines Funding LLC

0.40%, 9/3/13	5,000,000	a	4,991,389
Regency Markets No. 1 LLC
0.18%, 4/22/13	5,000,000	a	4,999,475
Total Asset-Backed Commercial Paper
(cost $29,987,140)			29,987,140
Time Deposits--3.2%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.14%, 4/1/13
(cost $5,000,000)	5,000,000		5,000,000
U.S. Government Agencies--9.7%
Federal Home Loan Bank
0.12%, 4/2/13	10,000,000		9,999,968
Straight-A Funding LLC
0.19%, 4/18/13	5,000,000	a	4,999,551
Total U.S. Government Agencies
(cost $14,999,519)			14,999,519
U.S. Treasury Bills--15.6%
0.03%, 4/4/13
(cost $23,999,940)	24,000,000		23,999,940
U.S. Treasury Notes--3.3%
0.15%, 12/16/13
(cost $5,020,758)	5,000,000		5,020,758
Repurchase Agreements--22.7%
ABN AMRO Bank N.V.
0.16%, dated 3/28/13, due 4/1/13 in the amount of
$25,000,444 (fully collateralized by $20,222,700 U.S.
Treasury Inflation Protected Securities, 1.25%, due
7/15/20, value $25,563,144)	25,000,000		25,000,000
RBC Capital Markets
0.17%, dated 3/28/13, due 4/1/13 in the amount of
$10,000,189 (fully collateralized by $10,040,200 U.S.
Treasury Notes, 0.88%, due 4/30/17, value $10,200,054)	10,000,000		10,000,000
Total Repurchase Agreements
(cost $35,000,000)			35,000,000
Total Investments (cost $154,001,781)	99.9%		154,001,781
Cash and Receivables (Net)	.1%		143,059
Net Assets	100.0%		154,144,840

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to $34,989,366 or 22.7% of net assets.

At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	154,001,781
Level 3 - Significant Unobservable Inputs	-
Total	154,001,781

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio
March 31, 2013 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Automobiles & Components--9.0%
American Axle & Manufacturing
Holdings	505,610a	6,901,577
Dana Holding	405,540	7,230,778
Tenneco	94,240a	3,704,574
Tower International	107,700a	1,507,800
		19,344,729
Banks--6.8%
EverBank Financial	116,890b	1,800,106
First Commonwealth Financial	173,640	1,295,354
First Niagara Financial Group	171,180	1,516,655
SCBT Financial	35,350b	1,781,640
SVB Financial Group	93,010a	6,598,129
TCF Financial	116,170	1,737,903
		14,729,787
Capital Goods--7.2%
Belden	20,370	1,052,111
Brady, Cl. A	44,490	1,491,750
Commercial Vehicle Group	66,760a	520,728
L.B. Foster, Cl. A	13,030	577,099
Orion Marine Group	21,000a	208,740
Rush Enterprises, Cl. A	43,380a,b	1,046,326
Trinity Industries	85,220	3,863,023
Watts Water Technologies, Cl. A	106,160	5,094,618
WESCO International	22,850a,b	1,659,138
		15,513,533
Commercial & Professional Services--7.4%
Herman Miller	215,090	5,951,540
Steelcase, Cl. A	347,260	5,115,140
TrueBlue	228,410a	4,828,587
		15,895,267
Consumer Durables & Apparel--6.7%
Fifth & Pacific	325,720a	6,149,594
Jones Group	491,220	6,248,318

Tumi Holdings	97,080	2,032,855
		14,430,767
Consumer Services--1.9%
Scientific Games, Cl. A	328,500a	2,874,375
SHFL Entertainment	73,600a	1,219,552
		4,093,927
Diversified Financials--3.0%
Nelnet, Cl. A	50,220	1,697,436
Portfolio Recovery Associates	37,680a	4,782,346
		6,479,782
Energy--.5%
PDC Energy	21,470a	1,064,268
Exchange-Traded Funds--.6%
iShares Russell 2000 Index Fund	13,900	1,312,577
Food, Beverage & Tobacco--.5%
Dole Food	93,240a,b	1,016,316
Health Care Equipment & Services--5.2%
Align Technology	65,270a,b	2,187,198
Hanger	172,200a	5,429,466
Merit Medical Systems	301,370a	3,694,796
		11,311,460
Insurance--2.1%
Brown & Brown	138,610	4,441,064
Materials--4.3%
Axiall	28,110	1,747,318
Innospec	39,740	1,759,687
OMNOVA Solutions	324,800a	2,491,216
Zoltek	272,980a,b	3,262,111
		9,260,332
Pharmaceuticals, Biotech & Life Sciences--5.0%
Cubist Pharmaceuticals	22,960a	1,074,987
Emergent BioSolutions	295,219a	4,127,162
Questcor Pharmaceuticals	66,280b	2,156,751
Salix Pharmaceuticals	66,320a	3,394,258
		10,753,158
Real Estate--3.2%
Jones Lang LaSalle	32,660	3,246,731
St. Joe	168,640a,b	3,583,600
		6,830,331
Retailing--2.3%

Williams-Sonoma	96,060	4,949,011
Semiconductors & Semiconductor Equipment--4.9%
Applied Micro Circuits	635,590a	4,716,078
Lattice Semiconductor	307,590a	1,676,365
Microsemi	178,240a	4,129,821
		10,522,264
Software & Services--9.4%
Cardtronics	90,390a	2,482,109
CoreLogic	95,410a	2,467,303
CSG Systems International	175,050a	3,709,309
DealerTrack Technologies	213,290a	6,266,460
WEX	66,580a	5,226,530
		20,151,711
Technology Hardware & Equipment--12.9%
Arrow Electronics	106,360a	4,320,343
Ciena	315,250a	5,047,152
FLIR Systems	46,490	1,209,205
JDS Uniphase	332,580a	4,446,595
KEMET	132,800a	830,000
Plexus	33,220a	807,578
ScanSource	172,330a	4,863,153
Vishay Intertechnology	454,070a	6,179,893
		27,703,919
Transportation--6.9%
Arkansas Best	109,560	1,279,661
Avis Budget Group	189,340a	5,269,332
Con-way	105,880	3,728,035
Landstar System	81,580	4,657,402
		14,934,430
Total Common Stocks
(cost $178,440,698)		214,738,633

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,197,213)	1,197,213[c]	1,197,213
Investment of Cash Collateral for
Securities Loaned--5.5%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $11,953,518)	11,953,518[c]	11,953,518
Total Investments (cost $191,591,429)	105.9%	227,889,364
Liabilities, Less Cash and Receivables	(5.9%)	(12,649,250)
Net Assets	100.0%	215,240,114

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $13,636,251 and the value of the collateral held by the fund was $13,979,260, consisting of cash collateral of $11,953,518 and U.S Government &
Agency securities valued at $2,025,742.

c Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $36,297,935 of which $38,472,652 related to appreciated investment securities and $2,174,717 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	12.9
Software & Services	9.4
Automobiles & Components	9.0
Commercial & Professional Services	7.4
Capital Goods	7.2
Transportation	6.9
Banks	6.8
Consumer Durables & Apparel	6.7
Money Market Investments	6.1
Health Care Equipment & Services	5.2
Pharmaceuticals, Biotech & Life Sciences	5.0
Semiconductors & Semiconductor Equipment	4.9
Materials	4.3
Real Estate	3.2
Diversified Financials	3.0
Retailing	2.3
Insurance	2.1
Consumer Services	1.9
Exchange-Traded Funds	.6
Energy	.5
Food, Beverage & Tobacco	.5
105.9

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	213,426,056	-	-	213,426,056
Exchange-Traded Funds	1,312,577	-	-	1,312,577
Mutual Funds	13,150,731	-	-	13,150,731

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--134.3%	Rate (%)	Date	Amount ($) [a]	Value ($)
Asset-Backed Ctfs./Auto Receivables--6.1%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000	305,513
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000	157,387
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	175,000	182,373
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000	252,189
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000	533,122
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000	159,962
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000	113,095
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000	275,715
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	118,350	118,902
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000	210,216
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000	289,742
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000	510,331
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000	459,541
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000	252,905
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	475,000	488,885
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	305,000	320,443
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000	109,930
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000	211,958

Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		251,087
					5,203,296
Asset-Backed Ctfs./Home Equity Loans--.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	217,325	b	222,028
Casinos--.3%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	205,000		225,756
Commercial Mortgage Pass-Through Ctfs.--5.2%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. AAB	5.88	9/11/38	271,711	b	272,093
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	390,000		401,671
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.88	12/10/49	200,000	b	233,595
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	c	227,406
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,065,000	b,c	1,068,451
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	395,000	b,c	397,317
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. K	4.80	3/6/20	225,000	b,c	227,019
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	485,000	c	563,103
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB20, Cl. AM	6.08	2/12/51	245,000	b	289,741
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	364,819		367,019
JP Morgan Chase Commerical
Mortgage Securities,
Ser. 2012-LC9, Cl. A3	2.48	12/15/47	155,000		158,994
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C7, Cl. A4	2.92	2/15/46	105,000		106,767
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	13,509		13,508
WFRBS Commercial Mortgage Trust,

Ser. 2011-C5, Cl. A4	3.67	11/15/44	145,000		157,818
					4,484,502
Consumer Discretionary--5.3%
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	210,000		236,513
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		103,769
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	c	493,881
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	279,144		328,352
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	507,522	c	691,666
Dish DBS,
Gtd. Notes	5.88	7/15/22	230,000		242,363
Goodyear Tire & Rubber,
Gtd. Notes	6.50	3/1/21	220,000	d	227,975
Hanesbrands,
Gtd. Notes	6.38	12/15/20	220,000		240,625
Kohl's,
Sr. Unscd. Notes	4.00	11/1/21	135,000	d	139,604
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	345,000		409,500
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	165,000	c	198,517
Staples,
Sr. Unscd. Notes	2.75	1/12/18	470,000		475,586
Time Warner,
Gtd. Notes	3.40	6/15/22	230,000		237,641
Time Warner,
Gtd. Notes	5.88	11/15/16	90,000		104,746
Unitymedia Hessen,
Sr. Scd. Notes	5.50	1/15/23	240,000	c	247,800
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	160,000		160,397
					4,538,935
Consumer Staples--1.0%
Avon Products,
Sr. Unsecd. Notes	4.60	3/15/20	90,000		93,628
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	100,000		99,914
Mondelez International,
Sr. Unscd. Notes	6.13	2/1/18	305,000		366,194

Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	240,000	c	260,413
					820,149
Energy--3.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		633,241
CNOOC Finance (2012),
Gtd. Notes	3.88	5/2/22	200,000	c	211,143
Continental Resources,
Gtd. Notes	5.00	9/15/22	250,000		266,875
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		266,930
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	385,000		371,713
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		213,529
MEG Energy,
Gtd. Notes	6.38	1/30/23	225,000	c	235,125
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		378,787
Unit,
Gtd. Notes	6.63	5/15/21	235,000		247,337
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		123,865
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		75,894
					3,024,439
Financial--20.3%
Ally Financial,
Gtd. Notes	4.63	6/26/15	440,000		460,614
Ally Financial,
Gtd. Notes	5.50	2/15/17	475,000		516,073
AON,
Gtd. Notes	3.50	9/30/15	240,000		253,991
Bangkok Bank,
Sr. Unscd. Notes	3.88	9/27/22	200,000	c	205,724
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	100,000		116,874
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	425,000		498,702
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	655,000		672,082
Boston Properties,

Sr. Unscd. Notes	3.70	11/15/18	140,000	153,701
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	224,000	289,194
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	210,000	226,275
CIT Group,
Sr. Unscd. Notes	5.00	8/15/22	120,000	128,730
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	265,000	295,171
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	270,000	316,591
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	240,000	287,918
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000	376,307
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000	662,111
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	240,000	311,225
EPR Properties,
Gtd. Notes	5.75	8/15/22	245,000	268,000
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000c	107,351
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000c	144,493
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	720,000	794,815
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	520,000	538,645
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	380,000	499,598
Genworth Financial,
Sr. Unscd. Notes	7.20	2/15/21	85,000	99,177
Genworth Financial,
Sr. Unscd. Notes	7.70	6/15/20	110,000	130,622
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	245,000	278,077
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	160,000	186,364
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000	274,439
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000	344,543

HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		361,120
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	225,000		244,125
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	250,000		258,125
Intesa Sanpaolo,
Unscd. Notes	3.88	1/16/18	240,000		232,318
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	295,000	c	304,438
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	330,000		364,692
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	c	120,060
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000		826,732
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	285,000		370,537
Morgan Stanley,
Sr. Unscd. Notes	2.88	1/24/14	250,000		254,155
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	240,000		275,605
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	c	350,313
Prudential Financial,
Notes	5.38	6/21/20	460,000		543,350
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	310,000	b	331,312
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	260,000		262,298
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000		71,686
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		137,959
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	270,000		277,669
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	b	514,138
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	500,000	c	505,653
Standard Chartered,
Sub. Notes	3.95	1/11/23	515,000	c	513,941
WEA Finance,

Gtd. Notes		7.13	4/15/18	360,000	c	444,617
Willis North America,
Gtd. Notes		6.20	3/28/17	155,000		176,755
Willis North America,
Gtd. Notes		7.00	9/29/19	185,000		220,873
						17,399,878
Foreign/Governmental--5.4%
Corporacion Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	275,000		292,279
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	200,000		208,358
Italian Government,
Bonds	EUR	4.75	6/1/17	785,000		1,058,852
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	335,000		341,755
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.35	10/16/17	190,000		237,695
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	175,000		215,423
Province of Quebec Canada,
Sr. Unscd. Notes		4.60	5/26/15	305,000		331,767
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	110,000		142,505
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	5,055,000		441,382
Spanish Government,
Notes		4.00	3/6/18	975,000	c	967,298
Spanish Government,
Sr. Unscd. Bonds	EUR	5.50	7/30/17	305,000		420,601
						4,657,915
Health Care--.6%
Actavis,
Sr. Unscd. Notes		4.63	10/1/42	120,000		121,538
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	45,000		46,969
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	310,000		312,751
						481,258
Industrial--1.2%
Bombardier,
Sr. Notes		6.13	1/15/23	250,000	c	260,625
CSX,
Sr. Unscd. Notes		4.75	5/30/42	225,000		234,552

Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	200,000	c	275,599
Waste Management,
Gtd. Notes		7.38	5/15/29	200,000		259,843
						1,030,619
Information Technology--.1%
Hewlett-Packard,
Sr. Unscd. Notes		4.30	6/1/21	85,000		86,437
Materials--2.2%
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	235,000	b	257,257
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	335,000		359,268
Sealed Air,
Sr. Unscd. Notes		6.50	12/1/20	265,000	c,d	291,500
Smurfit Kappa Acquisitions,
Sr. Scd. Notes		4.88	9/15/18	200,000	c	205,000
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	100,000	c	135,000
Teck Resources,
Gtd. Notes		6.25	7/15/41	185,000		196,351
Vale Overseas,
Gtd. Notes		4.38	1/11/22	235,000		242,296
Vale,
Sr. Unscd. Notes		5.63	9/11/42	220,000		218,749
						1,905,421
Municipal Bonds--.8%
California,
GO (Build America Bonds)		7.30	10/1/39	340,000		471,947
New York City,
GO (Build America Bonds)		5.99	12/1/36	200,000		249,170
						721,117
Residential Mortgage Pass-Through Ctfs.--.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2		0.47	7/25/35	145,187	b	122,102
Telecommunications--1.5%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes		8.50	11/15/18	170,000		226,501
Lynx I,
Sr. Scd. Notes	GBP	6.00	4/15/21	165,000	c	258,294
Telecom Italia Capital,

Gtd. Notes	7.20	7/18/36	425,000	425,633
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	360,000	388,335
				1,298,763
U.S. Government Agencies/Mortgage-Backed--24.5%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000e,f	2,267,103
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			52,650e	53,381
5.50%, 5/1/40			42,546e	46,179
Federal National Mortgage Association:
3.00%			5,205,000e,f	5,384,532
3.50%			6,930,000e,f	7,319,812
4.00%			895,000e,f	953,315
5.00%			2,515,000e,f	2,724,846
5.00%, 3/1/21 - 11/1/21			451,398e	487,667
5.50%, 2/1/34 - 7/1/40			530,046e	584,739
6.00%, 2/1/39 - 5/1/39			272,695e	299,861
7.00%, 6/1/29 - 9/1/29			23,598e	28,162
Government National Mortgage Association I;
5.50%, 4/15/33			779,597	868,033
Government National Mortgage Association II;
7.00%, 9/20/28 - 7/20/29			7,785	9,536
				21,027,166
U.S. Government Securities--52.6%
U.S. Treasury Bonds:
3.88%, 8/15/40			1,735,000d	2,007,178
4.63%, 2/15/40			265,000d	345,038
6.13%, 11/15/27			95,000	138,670
U.S. Treasury Notes:
0.13%, 7/31/14			3,145,000d	3,142,176
0.38%, 6/30/13			7,680,000	7,686,605
0.75%, 3/31/13			12,720,000	12,720,000
1.38%, 5/15/13			6,325,000	6,335,626
1.75%, 4/15/13			1,875,000d	1,876,464
1.75%, 5/31/16			845,000	881,044
2.13%, 5/31/15			870,000	904,732
2.38%, 7/31/17			5,140,000d	5,524,297
2.50%, 3/31/13			1,175,000	1,175,000
3.13%, 4/30/13			2,335,000d	2,340,929
				45,077,759

Utilities--3.2%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	53,000	c	59,095
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		462,004
Electricite de France,
Sub. Notes	5.25	1/29/49	400,000	b,c	398,131
Enel Finance International,
Gtd. Notes	6.25	9/15/17	395,000	c	441,280
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		215,580
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		361,892
Nisource Finance,
Gtd. Notes	4.45	12/1/21	245,000		270,200
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		344,061
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		175,130
					2,727,373
Total Bonds and Notes
(cost $111,656,566)					115,054,913

Preferred Stocks--.6%			Shares		Value ($)
Financial
General Electric Capital,
Non-Cum, Perpetual, Ser. B, $6.25			5,000	[b]	549,777
(cost $500,000)
			Face Amount
			Covered by
Options Purchased--.4%			Contracts ($)		Value ($)
Call Options--.0%
U.S. Treasury 10-Year Notes,
May 2013 @ $133			35,000	g	14,219
Put Options--.4%
3-Month USD LIBOR-BBA,
May 2013 @ $1.73			13,160,000	g	28,789
3-Month USD LIBOR-BBA,
March 2023 @ $4.50			4,260,000	g	280,696
					309,485
Total Options Purchased
(cost $399,162)					323,704
			Principal

Short-Term Investments--.4%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.10%, 7/25/13
(cost $314,899)	315,000	[h]	314,929

Other Investment--1.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,107,619)	1,107,619	[i]	1,107,619
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $468,850)	468,850	[i]	468,850
Total Investments (cost $114,447,096)	137.5%		117,819,792
Liabilities, Less Cash and Receivables	(37.5%)		(32,128,385)
Net Assets	100.0%		85,691,407

BBA--British Bankers Association
GO--General Obligation
LIBOR--London Interbank Offered Rate
REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit
USD--U.S. Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP--British Pound
ZAR--South African Rand
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $10,810,253 or 12.6% of net assets.
d	Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $13,097,951 and the value of the collateral held by the fund was $13,454,983, consisting of cash collateral of $468,850 and U.S.
Government & Agency securities valued at $12,986,133.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Non-income producing security.

h Held by or on behalf of a counterparty for open financial futures positions.
i Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $3,449,744 of which $3,683,957 related to appreciated investment securities and $234,213 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	77.1
Corporate Bonds	39.2
Asset-Backed	6.4
Foreign/Governmental	5.4
Commercial Mortgage-Baked	5.2
Short-Term/Money Market Investments	2.2
Municipal Bonds	.8
Preferred Stocks	.6
Options Purchased	.4
Residential Mortgage-Backed	.2
137.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	28	(3,695,563)	June 2013	(12,250)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring:
4/30/2013 a	170,000	258,970	258,260	710
4/30/2013 b	575,000	869,631	873,527	(3,896)

Euro,
Expiring:
4/30/2013 c	1,810,000	2,349,932	2,320,656	29,276
4/30/2013 d	1,325,000	1,715,862	1,698,823	17,039

New Zealand Dollar,
Expiring
4/30/2013 d	1,040,000	865,873	868,255	(2,382)

South African Rand,
Expiring
4/30/2013 b	3,970,000	423,715	429,815	(6,100)

Swiss Franc,
Expiring
4/30/2013 b	825,000	876,587	869,426	7,161

Gross Unrealized Appreciation				53,476
Gross Unrealized Depreciation				(12,378)

Counterparties:
a Bank of America
b JPMorgan Chase & Co.
c Morgan Stanley
d Royal Bank of Scotland

STATEMENT OF OPTIONS WRITTEN
March 31, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Put Options:
3-Month USD LIBOR-BBA,
March 2015 @ $3.75	4,260,000 a	(116,275)
U.S. Treasury 10-Years Notes,
May 2013 @ $129	108,000 a	(15,188)
(premiums received $208,511)
		(131,463)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

[a]	Non-income producing security.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	5,425,324	-	5,425,324
Commercial Mortgage-Backed	-	4,484,502	-	4,484,502
Corporate Bonds+	-	33,539,028	-	33,539,028
Foreign Government	-	4,657,915	-	4,657,915
Municipal Bonds	-	721,117	-	721,117
Mutual Funds	1,576,469	-	-	1,576,469
Preferred Stocks+	-	549,777	-	549,777
Residential Mortgage-Backed	-	122,102	-	122,102
U.S. Government Agencies/Mortgage-Backed	-	21,027,166	-	21,027,166
U.S. Treasury	-	45,392,688	-	45,392,688
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	53,476	-	53,476
Options Purchased	14,219	309,485	-	323,704
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(12,250)	-	-	(12,250)
Forward Foreign Currency Exchange Contracts++	-	(12,378)	-	(12,378)
Options Written	(15,188)	(116,275)	-	(131,463)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
March 28, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.
As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)